Income tax and deferred tax (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Deferred tax	$ 76,640	$ (204,403)	$ (27,377)
Difference between provision and tax return	2,210	(930)	1,242
Income tax expense	$ 78,850	$ (205,333)	$ (26,135)